FINANCIAL INSTRUMENTS - Analysis of Age of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trade receivables	$ 133,176	$ 129,285
Allowance for expected credit loss	909	659
Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	17,324	23,729
Current | Current
Disclosure of financial assets [line items]
Trade receivables	115,853	105,556
1 – 30 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	13,602	17,985
31 – 60 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	1,604	2,983
61 – 90 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	956	1,658
Over 90 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	1,162	1,103
Gross carrying amount
Disclosure of financial assets [line items]
Trade receivables	$ 134,086	$ 129,944